Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Fee and Commission Income

	2019	2018	2017
Fee income from asset management	1,824	1,853	2,126
Commission income	585	594	535
Other	114	112	140
Total fee and commission income	2,523	2,558	2,802